SUPPLEMENT TO THE PROSPECTUSES
                  AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
               OF EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS


     Evergreen Diversified Bond Fund, Evergreen High Yield Bond Fund, Evergreen Select High Yield Bond Fund, Evergreen Strategic Income Fund and Evergreen U.S. Government Fund (the "Funds")

         Effective April 1, 2004, the section of the prospectuses entitled "Expenses" for each Fund is revised to reflect a change in the management fee structure as follows:

         Annual Fund Operating Expenses for each Fund are based on each Fund's fiscal year ended 4/30/2003. The expenses as of 4/30/2003 for Evergreen High Yield Bond Fund and Evergreen Select High Yield Bond Fund are not restated, as their total fund operating expenses have not changed as a result of change in the management fee structure.

   Evergreen Diversified Bond Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                                 Class A            Class B          Class C            Class I
   Management Fees                                0.45%              0.45%            0.45%              0.45%
   12b-1 Fees                                     0.30%              1.00%            1.00%              0.00%
   Other Expenses                                 0.37%              0.37%            0.37%              0.37%
                                                  -----              -----            -----              -----
    Total Fund Operating Expenses                 1.12%              1.82%            1.82%              0.82%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $584           $685            $285            $84             $185               $185
   3 years             $814           $873            $573           $262             $573               $573
   5 years            $1,063          $1,185           $985           $455             $985               $985
   10 years           $1,773         $1,954          $2,137         $1,014           $1,954             $2,137

   Evergreen Strategic Income Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                              Class A           Class B           Class C          Class I
   Management Fees                             0.47%             0.47%             0.47%            0.47%
   12b-1 Fees                                  0.30%             1.00%             1.00%            0.00%
   Other Expenses                              0.42%             0.42%             0.42%            0.42%
                                               -----             -----             -----            -----
    Total Fund Operating Expenses              1.19%             1.89%             1.89%            0.89%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                                      Assuming Redemption At End of Period                     Assuming No Redemption
   After:                   Class A         Class B          Class C          Class I         Class B          Class C
   1 year                    $591             $692             $292             $91            $192             $192
   3 years                   $835             $894             $594            $284            $594             $594
   5 years                  $1,098           $1,221           $1,021           $493           $1,021           $1,021
   10 years                 $1,850           $2,029           $2,212          $1,096          $2,029           $2,212
   Evergreen U.S. Government Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                              Class A           Class B           Class C          Class I
   Management Fees                             0.40%             0.40%             0.40%            0.40%
   12b-1 Fees                                  0.30%             1.00%             1.00%            0.00%
   Other Expenses                              0.28%             0.28%             0.28%            0.28%
                                               -----             -----             -----            -----
    Total Fund Operating Expenses              0.98%             1.68%             1.68%            0.68%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                                      Assuming Redemption At End of Period                     Assuming No Redemption
   After:                   Class A         Class B          Class C          Class I         Class B          Class C
   1 year                    $570             $671             $271             $69            $171             $171
   3 years                   $772             $830             $530            $218            $530             $530
   5 years                   $991            $1,113            $913            $379            $913             $913
   10 years                 $1,619           $1,801           $1,987           $847           $1,801           $1,987

         Effective April 1, 2004, the sub-section in part one of the Funds' Statement of Additional Information entitled "EXPENSES - Advisory Fees" is revised to reflect a change in the management fee structure as follows:

         EIMC is entitled to receive from Diversified Bond Fund, High Yield Bond Fund and Strategic Income Fund an annual fee of 2.0% of gross dividend and interest income, plus the following:

                  ---------------------------------- -----------------
                      Average Daily Net Assets             Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                         First $500 million               0.31%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $500 million               0.16%
                  ---------------------------------- -----------------

         EIMC is entitled to receive from Select High Yield Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------
                      Average Daily Net Assets             Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          First $1 billion                0.50%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                           Over $1 billion                0.45%
                  ---------------------------------- -----------------

         EIMC is entitled to receive from U.S. Government Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------
                      Average Daily Net Assets             Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                         First $250 million               0.42%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $250 million               0.40%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.37%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                           Over $1 billion                0.35%
                  ---------------------------------- -----------------



April 1, 2004                                            569330 (4/04)